Social Security and Other Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Social Security and Other Taxes
Value added tax	€ 311	€ 396
Wage tax	932
Total Social Security and Other Taxes	€ 1,243	€ 396